| Regulator File No. |
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| 84-01100 |

12061137

In accordance with Rule 202 of Regulation S-T, this amendment to Form TA-1 is being filed in paper pursuant to a continuing hardship exemption.

| OMB Approval | |
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| OMB Number: | 3235-0084 |
| Expires: | April 30, 2015 |
| Estimated average burden hours per response.................1.5 | |

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM TA-1 /A

## UNIFORM FORM FOR REGISTRATION AS A TRANSFER AGENT AND FOR AMENDMENT TO REGISTRATION PURSUANT TO SECTION 17A OF THE SECURITIES AND EXCHANGE ACT OF 1934

GENERAL: Form TA-1 is to be used to register or amend registration as a transfer agent with the Comptroller of the Currency, the Board of Governors of the Federal Reserve System, the Federal Deposit Insurance Corporation or the Securities and Exchange Commission pursuant to Section 17A of the Securities Exchange Act of 1934. Read all instructions before completing this form. Please print or type all responses.

1. Appropriate regulatory agency (check one) (See General Instruction D):

☐ Comptroller of the Currency
☐ Federal Deposit Insurance Corporation
☐ Board of Governors of the Federal Reserve System
☒ Securities and Exchange Commission

2. Filing Status of this form (check one):

☐ Registration ☒ Amendment to Registration

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
NOV 15 2012
04 REGISTRATIONS BRANCH

3. a. Full name of registrant:
**Goldman, Sachs & Co.**

Previous name, if being amended:
**N/A**

b. Financial Industry Number Standard (FINS) number (See Special Instruction A1):
**900050**

c. Address of principal office where transfer agent activities are, or will be, performed (See Special Instruction A2):

| (Number and Street) | (City) | (State) | (Zip Code) |
|---|---|---|---|
| **71 S. Wacker Dr. Suite 500** | **Chicago,** | **IL** | **60606** |

e. Telephone Number: (Include Area Code)
**312-655-4400**

d. Mailing address, if different from response to Question 3c.
**N/A**

4. Does registrant conduct, or will conduct transfer agent activities at any location other than that given in question 3c above? If "yes", provide address(es): Yes ☐ No ☐

5. Does registrant act, or will it act, as a transfer agent solely for its own securities and/or securities of an affiliate(s)? (See Special Instruction A5) Yes ☐ No ☐

SEC 1528 (9-01) **Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

**Form TA-1**
**Page 2**

Applicant Name: Goldman, Sachs & Co.

Date: November 12, 2012

OFFICIAL USE

6. Has registrant, as a named transfer agent, engaged, or will it engage, a service company to perform any transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and address(es) of all service companies engaged, or that will be engaged, by the registrant to perform its transfer agent functions:

Name:

Address: (Number and Street) (City) (State) (Zip Code)

Name:

Address: (Number and Street) (City) (State) (Zip Code)

7. Has registrant been engaged, or will it be engaged, as a service company by a named transfer agent to perform transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and FINS number(s) of the named transfer agent(s) for which the registrant has been engaged, or will be engaged as a service company to perform transfer agent functions:

| Name | FINS Number | Delete |
|---|---|---|
| Name: | FINS Number: | ☐ |
| Name: | FINS Number: | ☐ |
| Name: | FINS Number: | ☐ |
| Name: | FINS Number: | ☐ |
| Name: | FINS Number: | ☐ |
| | | ☐ |

**ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S. C. 1001 and 15 U.S.C. 78ff(a)**

EXECUTION: The registrant submitting this form, and as required, the SEC supplement and Schedules A-D, And the executing official hereby represent that all the information contained herein is true, correct and complete.

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|---|---|
| Manual signature of Official responsible for form: | Title: **Chief Compliance Officer** |
| Name of Official responsible for form: ROBERT ALLAN MASS | Date Executed (Month/Day/Year): November 12, 2012 |

| Regulator/File No.<br><br>84-01100 | **SEC Supplement to Form TA-1** | **OMB APPROVAL**<br>OMB Number: 3235-0084<br>Expires: April 30, 2015<br>Estimated average burden hours per response.....1.5 |
|---|---|---|

Completion of the SEC Supplement to Form TA-1 is required of all independent, non-issuer registrants Whose appropriate regulatory agency is the Securities and Exchange Commission.

Full name of registrant:

Goldman, Sachs & Co.

**1. If registrant is a:**

☐ Corporation – Complete Schedule A ☐ Sole Proprietorship – Complete Schedule C
☐ Partnership – Complete Schedule B ☐ Other (specify):____________ - Complete Section C

**2. Does any person or entity not named in Schedules A, B or C:**

(a) directly or indirectly, through agreement or otherwise exercise or have the power to exercise control over the management or policies of applicant; or............................................ Yes ☐ No ☐

(If yes, state on Schedule D the exact name of each person or entity and describe the agreement or other basis through which such person or entity exercises or has the power to exercise control.)

(b) wholly or partially finance the business of applicant, directly or indirectly, in any manner other than by a public offering of securities made pursuant to the Securities Act of 1933 or by credit extended in the ordinary course of business by suppliers, banks and others?........................................................................................................... Yes ☐ No ☐

(If yes, state on Schedule D the exact name of each person or entity and describe the agreement or arrangement through which such financing is made available, including the amount thereof.)

**3. Definitions:**

Control Affiliate: - An individual or firm that directly or indirectly controls, is under common with, or is controlled by applicant. Included are any employees identified in Schedules A, B, C or D of this form as exercising control. Excluded are any employees who perform solely clerical, administrative support of similar functions, or who, regardless of title, perform no executive duties or have no senior policy making authority.

Investment or investment related - Pertaining to securities, commodities, banking, insurance, or real estate (including, but not limited to, acting as or being associated with a broker-dealer, investment company, investment adviser, futures sponsor, bank, or savings and loan association).

Involved - Doing an act of aiding, abetting, counseling, commanding, inducing, conspiring with or failing reasonably to supervise another in doing an act.

A. In the past ten years has the applicant or a control affiliate been convicted of or plead guilty or nolo contendere ("no contest") to:

(1) A felony or misdemeanor involving: investment or an investment-related business, fraud, false statements or omissions, wrongful taking of property, or bribery, forgery, counterfeiting or extortion? Yes ☐ No ☐

(2) Any other felony?........................................................................................ Yes ☐ No ☐

B. Has any court in the past ten years:

(1) Enjoined the applicant or a control affiliate in connection with any investment-related activity?........... Yes ☐ No ☐

(2) Found that the applicant or a control affiliate was involved in a violation of investment-related statutes or regulations? ........................................................................................ Yes ☐ No ☐

C. Has the U.S. Securities and Exchange Commission or the Commodity Futures Trading Commission ever:

(1) Found the applicant or a control affiliate to have made a false statement or omission?......................... Yes ☐ No ☐

(2) Found the applicant or a control affiliate to have been involved in a violation of its regulations or statues?........................................................................................................ Yes ☒ No ☐

Regulator/File No.

**84-01100**

## Supplement to Form TA-1

(3) Found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked or restricted? ☐ Yes ☐ No

(4) Entered an order denying, suspending or revoking the applicant's or a control affiliate's registration or otherwise disciplined it by restricting its activities? ☒ Yes ☐ No

D. Has any other Federal regulatory agency or any state regulatory agency:

(1) ever found the applicant or a control affiliate to have made a false statement or omission or to have been dishonest, unfair, or unethical? ☐ Yes ☐ No

(2) ever found the applicant or a control affiliate to have been involved in a violation of investment-related regulations or statutes? ☐ Yes ☐ No

(3) ever found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked, or restricted? ☐ Yes ☐ No

(4) in the past ten years entered an order against the applicant or a control affiliate in connection with investment-related activity? ☐ Yes ☐ No

(5) ever denied, suspended, or revoked the applicant's or a control affiliate's registration or license, or prevented it from associating with an investment-related business, or otherwise disciplined it by restricting its activities? ☒ Yes ☐ No

(6) ever revoked or suspended the applicant's or a control affiliate's license as an attorney or accountant? ☐ Yes ☐ No

E. Has any self-regulatory organization or commodities exchange ever:

(1) found the applicant or a control affiliate to have made a false statement or omission? ☐ Yes ☐ No

(2) found the applicant or a control affiliate to have been involved in a violation of its rules? ☒ Yes ☐ No

(3) found the applicant or a control affiliate to have been the cause of an investment-related business losing its authorization to do business? ☐ Yes ☐ No

(4) Disciplined the applicant or a control affiliate by expelling or suspending it from membership, by barring or suspending its association with other members, or by otherwise restricting its activities? ☐ Yes ☐ No

F. Has any foreign government, court, regulatory agency, or exchange ever entered an order against the applicant or a control affiliate related to investments or fraud? ☐ Yes ☐ No

G. Is the applicant or a control affiliate now the subject of any proceeding that could result in a yes answer to parts A-F of this item? ☐ Yes ☐ No

H. Has a bonding company denied, paid out on, or revoked a bond for the applicant or a control affiliate? ☐ Yes ☐ No

I. Does the applicant or a control affiliate have any unsatisfied judgments or liens against it? ☐ Yes ☐ No

**4. For each yes to Item 3, provide on Schedule D the following details of any court or regulatory action:**

- The individuals named in the action
- The title and date of the action
- The court or body taking the action and its location

A description of the proceeding

| File Number<br>84-01100 | **Schedule A of SEC Supplement to Form TA-1<br>For Corporate Registrants** | |
|---|---|---|

This form requests information on corporate registrants.

1. Please complete appropriate columns for:
   A. each Chief Executive Officer, Chief Financial Officer, Chief Operations Officer, Chief Legal Officer, Chief Compliance Officer, Director, and persons with similar status or functions and
   B. each other person who is, directly or indirectly the beneficial owner of 5% or more of any class of equity security of registrant.
2. Check "Control Person" column if person has "control". Control is defined as:
   Control – the power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
3. Ownership codes are:
   NA – 0 – 5% B – 10% up to 25% D – 50% - 75%
   A – 5% - 10% C – 25% up to 50% E – 75% - 100%

| ADD | Section for Initial Registration and for Amendments Reporting Additional Persons. |
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| Full Name<br>Last First Middle | Social Security Number | Date of Relationship (beginning) | | Title or Status | Ownership Code | Control Person |
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| AMEND | Section for amendments reporting changes in the title, status or ownership code of previously reported persons. |
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| DELETE | Section for amendments to report deletion of previously reported persons. | | |
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| File Number<br><br>84-01100 | **Schedule B of SEC Supplement to Form TA-1**<br>**For Partnership Registrants** | |
|---|---|---|
| Date: Mo/Day/Yr<br>11/12/2012 | Full Name of Registrant:<br>**Goldman, Sachs & Co.** | |

This form requests information on partnership registrants.

1. Please complete for all general partners and list all limited and special partners who have contributed 5% or more of the partnership's capital.
2. For each partner, complete appropriate columns below.
3. Check "Control Person" column if person has "control." Control is defined as:
   Control: The power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
4. Ownership codes are:
   NA – 0 – 5% B – 10% up to 25% D – 50% - 75%
   A – 5% - 10% C – 25% up to 50% E – 75% - 100%

| ADD | Section for Initial Registration and for Amendments Reporting Additional Persons. |
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| Full Name<br><br>Last First Middle | Social Security Number | Date of Relationship (beginning) | | Title or Status | Ownership Code | Control Person |
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| AMEND | Section for amendments reporting changes in the title, status or ownership code of previously reported persons. |
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| DELETE | Section for amendments to report deletion of previously reported persons. |
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| File Number<br>84-01100 | **Schedule C of SEC Supplement to Form TA-1**<br>**For Partnership Registrants** | |
|---|---|---|
| Date: Mo/Day/Yr<br>11/12/2012 | Full Name of Registrant:<br>**Goldman, Sachs & Co.** | |

This form requests information on applicants other than partnerships and corporations.

1. Please complete for any person, including a trustee, who directs, manages, or participates in directing or managing the affairs of registrant.
2. Give each listed person's title or status and describe the nature of his authority and his beneficial interest in applicant.

| ADD | Section for Initial Registration and for Amendments Reporting Additional Persons. | | | | | |
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| Full Name<br>Last First Middle | Social Security Number | Date of Relationship (beginning) | | Title or Status | Ownership Code | Control Person |
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| File Number<br><br>84-01100 | **Schedule D of SEC Supplement to Form TA-1** | |
|---|---|---|
| Date: Mo/Day/Yr<br>11/12/2012 | Full Name of Registrant:<br>**Goldman, Sachs & Co.** | |

Use this Schedule to report details of affirmative responses to questions contained in the SEC Supplement.

| Item on Form (Identify) | Answer |
|---|---|
| 3D(5) | Illinois Department of Financial and Professional Regulation, Division of Banking File No. 2012-MBR-11<br>The State of Illinois Department of Financial and Professional Regulation, Division of Banking (the "Department"), alleged that: (i) in its application to renew its residential mortgage license for 2011 and 2012, MTGLQ Investors, L.P. ("MTGLQ") submitted deficient financial statements, and (ii) MTGLQ did not respond to notices from the Department notifying MTGLQ of these deficiencies and certain additional deficiencies, nor did it otherwise remedy the noted deficiencies. As a result the Department alleged that MTGLQ violated Sections 2-2, 2-4(d) & (t), 2-6, 3-2, 3-5, and 4-5(i)(11) & (17) of the Illinois Residential Mortgage License Act of 1987 (the "Act") and Sections 1050.320 and 1050.430 of the rules promulgated under the Act. MTGLQ has not conducted any activity requiring the Illinois license since May 23, 2012 and has requested the Department to rescind the order and renew its license. |
| 3E(2) | BOX File No. 20100235041-01<br>Financial Industry Regulatory Authority, Inc. ("FINRA") Department of Market Regulation alleged that Goldman, Sachs & Co. (the "Firm"): (i) during the period between January 2004 and May 2010, improperly marked certain options orders on the Exchange as "customer" through various proprietary order entry systems employed by the Firm to send options orders to the Exchange, in alleged violation of NASDAQ OMX BX, Inc. ("BOX") Trading Rules Chapter V, Sections 1 and 15, and Chapter VIII, Section 1; and Section 17(a) of the Securities Exchange Act of 1934 and Rule 17a-3 promulgated thereunder and (ii) failed to have supervisory systems and controls in place, including a separate system of follow-up and review, reasonably designed to achieve compliance with the Exchange's origin code requirements, in alleged violation of BOX Trading Rules Chapter III, Sections 1 and 2, and Chapter V, Section 1. Without admitting or denying the allegations or findings, the Firm consented to a fine and censure and entered into a Letter of Acceptance, Waiver and Consent ("AWC"), which was approved by FINRA on September 14, 2012 and on October 16, 2012, the Firm submitted a wire to BOX in payment of the fine in the amount of $297,428. The AWC was conditioned upon acceptance of parallel settlement agreements in related matters between the Firm and the following options exchanges: (i) the Chicago Board Options Exchange, Inc. (CBOE); (ii) NASDAQ OMX PHLX, Inc. (PHLX); (iii) The NASDAQ Options Market (NOM); (iv) BATS Exchange, Inc. (BATS); (v) International Securities Exchange, LLC (ISE); (vi) NYSE Amex LLC (AMEX); and (vii) NYSE Arca, Inc. (ARCA). |
| 3E(2) | NOM File No. 20100235041-02<br>Financial Industry Regulatory Authority, Inc. ("FINRA") Department of Market Regulation alleged that Goldman, Sachs & Co. (the "Firm"): (i) during the period between March 2008 and May 2010, improperly marked certain options orders on the Exchange as "customer" through various proprietary order entry systems employed by the Firm to send options orders to the Exchange, in alleged violation of NASDAQ Options Market, LLC ("NOM") Rules Chapter V, Sections 1(b)(iii) and Section 7(a), and Chapter IX, Section 1; and Section 17(a) of the Securities Exchange Act of 1934 and Rule 17a-3 promulgated thereunder and (ii) failed to have supervisory systems and |

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| | controls in place, including a separate system of follow-up and review, reasonably designed to achieve compliance with the Exchange's origin code requirements, in alleged violation of NOM Rules Chapter III, Sections 1 and 2(a)(i). Without admitting or denying the allegations or findings, the Firm consented to a fine and censure and entered into a Letter of Acceptance, Waiver and Consent ("AWC"), which was approved by FINRA on September 14, 2012, and on October 22, 2012, the Firm submitted a check to NOM in payment of the fine in the amount of $63,507. The AWC were conditioned upon acceptance of parallel settlement agreements in related matters between the Firm and the following options exchanges: (i) the Chicago Board Options Exchange, Inc. (CBOE); (ii) NASDAQ OMX PHLX, Inc. (PHLX); (iii) Boston Options Exchange LLC (BOX); (iv) BATS Exchange, Inc. (BATS); (v) International Securities Exchange, LLC (ISE); (vi) NYSE Amex LLC (AMEX); and (vii) NYSE Arca, Inc. (ARCA). |
| 3E(2) | BATS File No. 20100826<br>Financial Industry Regulatory Authority, Inc. ("FINRA") Department of Market Regulation, on behalf of BATS Z-Exchange, Inc. ("BATS"), alleged that Goldman, Sachs & Co. (the "Firm"): (i) during the period between February 2010 and May 2010, improperly marked certain options orders on the Exchange as "customer" through various proprietary order entry systems employed by the Firm to send options orders to the Exchange, in alleged violation of BATS Rules Chapter III, Rule 3.1, Chapter IV, Rule 4.1, and Chapter XXIV, Rules 24.1 and 24.4(a); and Section 17(a) of the Securities Exchange Act of 1934 and Rule 17a-3 promulgated thereunder and (ii) failed to have supervisory systems and controls in place, including a separate system of follow-up and review, reasonably designed to achieve compliance with the Exchange's origin code requirements, in alleged violation of BATS Rules Chapter V, Rules 5.1 and 5.2, and Chapter XVIII, Rule 18.1. Without admitting or denying the allegations or findings, the Firm consented to a fine and censure and entered into a Letter of Acceptance, Waiver and Consent ("AWC"), which was accepted and which was published by BATS on September 21, 2012, and on October 22, 2012, the Firm submitted a check to BATS in payment of the fine in the amount of $813.00. The AWC was conditioned upon acceptance of parallel settlement agreements in related matters between the Firm and the following options exchanges: (i) the Chicago Board Options Exchange, Inc. (CBOE); (ii) NASDAQ OMX PHLX, Inc. (PHLX); (iii) Boston Options Exchange LLC (BOX); (iv) The NASDAQ Options Market ("NOM"); (v) International Securities Exchange, LLC (ISE); (vi) NYSE Amex LLC (AMEX); and (vii) NYSE Arca, Inc. (ARCA). |
| 3E(2) | ISE FINRA Matter No. 20100235041<br>International Securities Exchange, LLC ("ISE") alleged that Goldman, Sachs & Co. (the "Firm"): (i) during the period between January 2004 and May 2010, improperly marked certain options orders on the Exchange as "customer" through various proprietary order entry systems employed by the Firm to send options orders to the Exchange, in alleged violation of ISE Rules 400, 712(a), and 1400(a), and Section 17(a) of the Securities Exchange Act of 1934 and Rule 17a-3 promulgated thereunder and (ii) failed to have supervisory systems and controls in place, including a separate system of follow-up and review, reasonably designed to achieve compliance with the Exchange's origin code requirements, in alleged violation of ISE Rule 401. Without admitting or denying the allegations or findings, the Firm consented to a fine and censure and entered into a Letter of Acceptance, Waiver and Consent ("AWC"), which was approved by ISE Business Conduct Committee and a summary of which was published by ISE on September 20, 2012, and on October 19, 2012, the Firm submitted a wire to ISE in payment of the fine in the amount of $1,074,788. The AWC was conditioned upon acceptance of parallel settlement agreements in related matters between the Firm and the following options exchanges: (i) the Chicago Board Options Exchange, Inc. (CBOE); (ii) BATS Exchange, Inc. (BATS); (iii) BOX Options Exchange, LLC (BOX); (iv) The NASDAQ Options Market (NOM); (v) NASDAQ OMX PHLX, Inc. (PHLX); (vi) NYSE Amex LLC (AMEX); and (vii) NYSE Arca, Inc. (ARCA). |

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| 3E(2) | PHLX File No. 2012-09<br>NASDAQ OMX PHLX, LLC. ("PHLX") alleged that Goldman, Sachs & Co. (the "Firm"), during the period between January 2004 and May 2010 ("the Relevant Period"): (i) improperly marked certain options orders on the Exchange as "customer" through various proprietary order entry systems employed by the Firm to send options orders to the Exchange, in alleged violation of PHLX Rules 707, 760 and 785, and Section 17(a) of the Securities Exchange Act of 1934 and Rule 17a-3 promulgated thereunder and (ii) failed to remediate certain coding deficiencies until after the Relevant Period, and to have supervisory systems and controls in place, including a separate system of follow-up and review, reasonably designed to achieve compliance with the Exchange's origin code requirements, each in alleged violation of PHLX Rule 748(g). Without admitting or denying the allegations, the Firm consented to a fine and censure and entered into an Offer of Settlement, Stipulation of Facts and Consent to Sanctions with PHLX Business Conduct Committee on September 25, 2012, and on October 22, 2012, the Firm submitted a check to PHLX in payment of the fine in the amount of $448,459. The Offer of Settlement, Stipulation of Facts and Consent to Sanctions was conditioned upon acceptance of parallel settlement agreements in related matters between the Firm and the following options exchanges: (i) the Chicago Board Options Exchange, Inc. (CBOE); (ii) BATS Exchange, Inc. (BATS); (iii) Boston Options Exchange LLC (BOX); (iv) The NASDAQ Options Market (NOM); (v) International Securities Exchange, LLC (ISE); (vi) NYSE Amex LLC (NYSE Amex); and (vii) NYSE Arca, Inc. (ARCA). |
| 3C(2); 3C(4) | SEC File No. 3-15048<br>Starting in July 2008, Neil M.M. Morrison ("Morrison") was employed by Goldman, Sachs & Co. (the "Firm") to solicit municipal underwriting business from, among others, the Commonwealth of Massachusetts Treasurer's Office. From November 2008 to October 2010, Morrison was also substantially engaged in the political campaigns, including the November 2010 Massachusetts gubernatorial campaign, for Timothy P. Cahill ("Cahill"), the then-Treasurer of Massachusetts. Morrison worked on Cahill's campaign during work hours using firm resources. Morrison also made a secret, undisclosed cash campaign contribution to Cahill. Within two years of Morrison's contributions, the Firm engaged in municipal securities business with issuers associated with Cahill as Treasurer and as a candidate for Governor. The Securities and Exchange Commission (the "Commission") alleged that the Firm's engagement in municipal securities business with these issuers violated Section 15B(c)(1) of the Exchange Act and MSRB Rule G-37(b), and that the Firm's failure to maintain records of and to report in regulatory filings the contributions and campaign work, and to take steps to ensure that the attributed contributions, or campaign work or the conflicts of interest raised by them were disclosed in bond offering documents, violated MSRB Rules G-8, G-9, G-17, G-27 and G-37. Without admitting or denying the violations (except as to the Commission's jurisdiction over it and the subject matter of the proceedings), the Firm consented to the entry of the Order. The Firm agrees to cease and desist from committing or causing any violations and any future violations of Section 15B(c)(1) of the Exchange Act, MSRB Rule G-37(b), MSRB Rule G-17, MSRB Rule G-27, MSRB Rule G-37(e), MSRB Rule G-8 and MSRB Rule G-9. The Firm is censured and will pay disgorgement of $7,558,942 and prejudgment interest of $670,033. Of the $7,558,942 in disgorgement, $2,120,547 will be deemed satisfied by Respondent's payment of $1,512,902 to the Commonwealth of Massachusetts and $607,645 to the Massachusetts Water Pollution Abatement Trust in a related action by the Commonwealth of Massachusetts. The remaining $5,438,395 and prejudgment interest of $670,033 will be paid to the Commission for remittance to the United States Treasury. Finally, the Order requires the Firm to pay a civil money penalty in the amount of $3,750,000 to the Commission, of which $1,875,000 will be transferred to the MSRB in accordance with Section 15B(c)(9)(A) of the Exchange Act, and of which the remaining $1,875,000 will be transferred to the United States Treasury. The disgorgement, prejudgment interest and civil money penalty were paid in full by submission of a wire to the Commission on October 3, 2012, and by submission of checks to the Commonwealth of Massachusetts and the Massachusetts Water Pollution Abatement Trust on October 4, 2012. |

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| 3E(2) | NYSE MKT File No. 12-NYSEMKT-6<br>The Legal Section of the Market Regulation Department at the Financial Industry Regulatory Authority, on behalf of NYSE Regulation, Inc., alleged that Goldman, Sachs & Co. (the "Firm"): (i) during the period between January 2004 and June 2011, mismarked certain options orders on the Exchange as "customer" through various proprietary order entry systems employed by the Firm to send options orders to the Exchange, in alleged violation of NYSE Amex LLC ("NYSE Amex") Rules 16, 324, 956NY(a) and Section 17(a) of the Securities Exchange Act of 1934 and Rule 17a-3 promulgated thereunder and (ii) failed to have supervisory systems and controls in place, including a separate system of follow-up and review, reasonably designed to achieve compliance with the Exchange's origin code requirements, in alleged violation of NYSE Amex Rule 320. Without admitting or denying the allegations, the Firm consented to a fine and censure and entered into a Stipulation of Facts and Consent to Penalty with NYSE Regulation, Inc., which was approved by the NYSE MKT LLC (successor to NYSE Amex) Hearing Board on September 20, 2012 and became final on October 15, 2012. On October 19, 2012, the Firm submitted a wire to FINRA in payment of the fine in the amount of $443,700. The Stipulation of Facts and Consent to Penalty was conditioned upon acceptance of parallel settlement agreements in related matters between the Firm and the following options exchanges: (i) the Chicago Board Options Exchange, Inc. (CBOE); (ii) BATS Exchange, Inc. (BATS); (iii) Boston Options Exchange LLC ("BOX"); (iv) The NASDAQ Options Market (NOM); (v) NASDAQ OMX PHLX, Inc. (PHLX): (vi) International Securities Exchange, LLC (ISE); and (vii) NYSE Arca, Inc. (NYSE Arca). |